UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-03310

Name of Fund: Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch
              Retirement Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (800) 221-7210

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 - 01/31/2008

Item 1 - Schedule of Investments

Merrill Lynch Retirement Reserves Money Fund of
Merrill Lynch Retirement Series Trust
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                                                                Face            Interest              Maturity
Issue                                                         Amount            Rate*                   Date               Value
-----------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 3.9%
-----------------------------------------------------------------------------------------------------------------------------------
Chase Bank USA, NA                                          $ 25,600            5.13   %             4/15/2008          $    25,600
                                                              24,000            5.13                 4/16/2008               24,000
                                                              53,460            4.70                 5/07/2008               53,460
-----------------------------------------------------------------------------------------------------------------------------------
State Street Bank & Trust Co.                                 50,000            4.89                 3/17/2008               50,000
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank, NA                                             37,550            5.32                 2/06/2008               37,550
                                                              30,100            4.753 (a)            2/04/2009               30,100
-----------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (Cost - $220,710)                                                                             220,710
-----------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - Yankee - 32.2%
-----------------------------------------------------------------------------------------------------------------------------------
BNP Paribas, NY                                               81,865            5.10                 2/27/2008               81,865
                                                              50,000            4.99                 3/17/2008               50,000
                                                              50,000            4.94                 3/19/2008               50,000
                                                              57,285            4.80                 6/05/2008               57,285
                                                              15,000            4.50                 7/03/2008               15,000
-----------------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA, NY                        17,130            5.065                4/02/2008               17,130
-----------------------------------------------------------------------------------------------------------------------------------
Bank of Montreal, Chicago                                     16,685            5.10                 4/01/2008               16,685
                                                             125,000            3.15                 4/28/2008              125,000
                                                              50,000            3.15                 4/29/2008               50,000
                                                              15,000            4.87                 6/02/2008               15,000
                                                              45,300            4.996               11/10/2008               45,300
-----------------------------------------------------------------------------------------------------------------------------------
Bank of Nova Scotia, NY                                       38,325            4.545 (a)            7/03/2008               38,325
-----------------------------------------------------------------------------------------------------------------------------------
Bank of Scotland Plc, NY                                      25,000            5.00                 3/18/2008               25,000
                                                             111,000            3.27                 3/25/2008              111,000
                                                              49,000            4.39                 7/07/2008               49,000
                                                              75,000            3.07                 7/31/2008               75,000
-----------------------------------------------------------------------------------------------------------------------------------
Barclays Bank Plc, NY                                         45,000            4.40                 4/08/2008               45,000
                                                              75,000            3.15                 4/24/2008               75,000
-----------------------------------------------------------------------------------------------------------------------------------
Calyon, NY                                                    43,000            4.82                 2/01/2008               43,000
                                                              27,000            4.581 (a)            4/02/2008               26,999
-----------------------------------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce, NY                        67,000            4.326 (a)            3/17/2008               67,000
                                                              47,385            5.09                 4/01/2008               47,385
                                                              41,675            4.87                 6/10/2008               41,675
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, NY                                          43,145            5.385                3/11/2008               43,145
                                                              39,620            4.753 (a)            1/21/2009               39,620
-----------------------------------------------------------------------------------------------------------------------------------
Fortis Bank SA/NV, NY                                         25,000            4.75                 2/04/2008               25,000
                                                              52,000            5.30                 2/11/2008               52,000
-----------------------------------------------------------------------------------------------------------------------------------
Natixis, NY                                                   36,870            4.77 (a)             3/31/2008               36,868
                                                              14,550            5.42                 7/10/2008               14,574
-----------------------------------------------------------------------------------------------------------------------------------
Nordea Bank Finland, Plc, NY                                  15,670            4.91                 6/23/2008               15,671
                                                              50,865            4.82                10/17/2008               50,868
-----------------------------------------------------------------------------------------------------------------------------------
Societe Generale, NY                                          25,000            3.62                 4/22/2008               25,000
-----------------------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken, NY                                     21,750            4.14                 3/17/2008               21,750
-----------------------------------------------------------------------------------------------------------------------------------
Toronto-Dominion Bank, NY                                     27,000            5.00                 3/25/2008               27,000
                                                              50,000            5.05                 3/25/2008               50,000
                                                               5,600            4.86                 5/30/2008                5,600
                                                              42,570            4.85                 6/06/2008               42,570
-----------------------------------------------------------------------------------------------------------------------------------
UBS AG, Stamford                                              23,000            5.05                 3/20/2008               23,000
                                                              14,190            4.895                6/04/2008               14,190
-----------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Bank, NY                                  28,260            5.385                3/20/2008               28,260
                                                             120,000            5.015                3/27/2008              120,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit - Yankee (Cost - $1,802,765)                                                                1,802,765
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund of
Merrill Lynch Retirement Series Trust
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                                                                Face            Interest              Maturity
Issue                                                         Amount            Rate*                   Date               Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 54.7%
-----------------------------------------------------------------------------------------------------------------------------------
Amstel Funding Corp.                                        $ 32,000            5.65   %             3/11/2008          $    31,799
                                                              40,000            5.43                 3/12/2008               39,753
                                                              30,000            5.75                 3/14/2008               29,794
                                                              42,000            5.27                 3/17/2008               41,717
-----------------------------------------------------------------------------------------------------------------------------------
Amsterdam Funding Corp.                                       26,000            4.10                 2/21/2008               25,938
-----------------------------------------------------------------------------------------------------------------------------------
Atlantic Asset Securitization LLC                             55,000            5.43                 2/19/2008               54,842
                                                              15,000            3.45                 2/20/2008               14,971
-----------------------------------------------------------------------------------------------------------------------------------
Atlantis One Funding Corp.                                     2,000            4.58                 4/02/2008                1,984
                                                              13,000            3.22                 4/28/2008               12,898
-----------------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria Puerto Rico                   15,000            4.95                 2/01/2008               14,998
                                                              40,000            4.75                 2/28/2008               39,852
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                         70,000            5.32                 2/08/2008               69,917
                                                              32,000            3.673                6/12/2008               31,566
                                                              35,365            3.80                 7/11/2008               34,760
-----------------------------------------------------------------------------------------------------------------------------------
Beethoven Funding Corp.                                       12,000            4.25                 2/13/2008               11,982
                                                              23,000            4.25                 2/15/2008               22,959
-----------------------------------------------------------------------------------------------------------------------------------
CAFCO, LLC                                                    45,500             3.03                5/01/2008               45,152
-----------------------------------------------------------------------------------------------------------------------------------
CALYON North America, Inc.                                    75,000            4.75                 2/27/2008               74,733
-----------------------------------------------------------------------------------------------------------------------------------
CHARTA, LLC                                                   25,000            4.88                 2/12/2008               24,959
-----------------------------------------------------------------------------------------------------------------------------------
CRC Funding, LLC                                              46,000            3.30                 4/28/2008               45,629
-----------------------------------------------------------------------------------------------------------------------------------
Chariot Funding LLC                                           30,000            5.33                 2/20/2008               29,911
                                                               4,000            3.17                 4/24/2008                3,970
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding Inc.                                        25,000            4.99                 3/18/2008               24,837
                                                              25,000            4.99                 3/20/2008               24,830
                                                              46,000            3.90                 4/17/2008               45,616
                                                              22,210            4.73                 5/02/2008               21,942
-----------------------------------------------------------------------------------------------------------------------------------
Clipper Receivables Company, LLC                              60,000            3.40                 2/27/2008               59,847
-----------------------------------------------------------------------------------------------------------------------------------
DANSKE Corp.                                                 110,000            3.13                 3/31/2008              109,426
                                                              42,000            3.50                 4/18/2008               41,682
-----------------------------------------------------------------------------------------------------------------------------------
Dexia Delaware LLC                                           130,000            4.91                 2/15/2008              129,734
                                                             100,000            4.91                 2/26/2008               99,645
                                                              22,000            4.92                 3/19/2008               21,856
-----------------------------------------------------------------------------------------------------------------------------------
Edison Asset Securitization, LLC                              17,000            4.72                 5/15/2008               16,766
-----------------------------------------------------------------------------------------------------------------------------------
Erasmus Capital Corp.                                         29,000            4.12                 3/31/2008               28,801
-----------------------------------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Company, LLC                      47,000            4.91                 2/20/2008               46,872
                                                               5,616            3.17                 4/24/2008                5,574
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.                                20,000            4.78                 3/17/2008               19,878
                                                              16,000            4.86                 4/14/2008               15,840
                                                              52,985            3.50                 4/30/2008               52,521
                                                              29,850            3.83                 7/10/2008               29,339
-----------------------------------------------------------------------------------------------------------------------------------
Govco LLC                                                     20,000            4.40                 2/08/2008               19,980
                                                              29,500            3.85                 4/14/2008               29,267
-----------------------------------------------------------------------------------------------------------------------------------
ING America Insurance Holdings, Inc.                           7,574            3.00                 3/03/2008                7,554
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                          20,000            4.972                4/01/2008               19,831
-----------------------------------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co., LLC                             24,000            4.65                 2/12/2008               23,963
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Street Funding LLC                                    16,000            3.15                 3/05/2008               15,952
-----------------------------------------------------------------------------------------------------------------------------------
Nieuw Amsterdam Receivables Corp.                             10,000            5.65                 2/21/2008                9,967
                                                              25,000            3.25                 4/22/2008               24,815
-----------------------------------------------------------------------------------------------------------------------------------
Old Line Funding, LLC                                         20,000            5.84                 2/08/2008               19,974
-----------------------------------------------------------------------------------------------------------------------------------
Park Avenue Receivables Corp.                                 10,000            4.91                 2/19/2008                9,974
                                                               4,476            3.80                 4/18/2008                4,439
                                                              15,000            3.15                 4/22/2008               14,890
                                                              40,000            3.25                 4/22/2008               39,706
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund of
Merrill Lynch Retirement Series Trust
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                                                                Face            Interest              Maturity
Issue                                                         Amount            Rate*                   Date               Value
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Funding LLC                                      $ 15,235            4.65   %             2/05/2008          $    15,225
                                                              10,000            4.47                 2/19/2008                9,976
-----------------------------------------------------------------------------------------------------------------------------------
Raiffeisen Zentralbank Oesterreich AG                         65,000            4.91                 2/21/2008               64,813
                                                              46,000            4.56                 4/07/2008               45,610
                                                              75,000            3.90                 4/10/2008               74,431
                                                              32,000            3.20                 4/23/2008               31,764
-----------------------------------------------------------------------------------------------------------------------------------
Ranger Funding Co. LLC                                        34,154            3.95                 4/10/2008               33,892
-----------------------------------------------------------------------------------------------------------------------------------
Regency Markets No. 1 LLC                                     15,000            5.13                 2/15/2008               14,968
-----------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group Plc                              43,000            4.50                 3/03/2008               42,828
                                                              30,000            4.79                 5/28/2008               29,529
-----------------------------------------------------------------------------------------------------------------------------------
Scaldis Capital LLC                                           63,000            3.50                 2/20/2008               62,878
                                                              41,000            3.45                 2/25/2008               40,902
                                                              14,000            3.50                 2/25/2008               13,966
                                                              25,000            5.10                 3/03/2008               24,887
-----------------------------------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB                              20,000            5.32                 3/13/2008               19,876
-----------------------------------------------------------------------------------------------------------------------------------
Societe Generale                                              19,000            4.77                 2/01/2008               18,997
                                                             105,000            5.13                 2/05/2008              104,925
                                                              37,000            5.15                 2/07/2008               36,963
                                                              35,000            5.165                2/08/2008               34,960
                                                              35,000            4.06                 4/11/2008               34,720
-----------------------------------------------------------------------------------------------------------------------------------
Thames Asset Global Securitization No. 1, Plc                 16,677            3.25                 4/15/2008               16,564
-----------------------------------------------------------------------------------------------------------------------------------
Ticonderoga Funding LLC                                       49,000            5.83                 2/14/2008               48,889
                                                              15,000            3.18                 4/21/2008               14,893
-----------------------------------------------------------------------------------------------------------------------------------
UBS Finance (Delaware), LLC                                   15,000            5.31                 3/13/2008               14,907
                                                              65,000            5.25                 3/18/2008               64,554
                                                              25,000            3.97                 4/11/2008               24,804
                                                              40,000            3.12                 4/24/2008               39,709
-----------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Bank (Ireland) Plc                        23,565            5.245                3/20/2008               23,397
                                                              35,000            4.68                 4/03/2008               34,713
                                                              19,000            4.08                 4/22/2008               18,823
-----------------------------------------------------------------------------------------------------------------------------------
Windmill Funding Corp.                                        20,000            4.57                 2/06/2008               19,985
-----------------------------------------------------------------------------------------------------------------------------------
Yorktown Capital, LLC                                         50,000            4.88                 2/14/2008               49,905
                                                              23,000            5.10                 3/07/2008               22,883
                                                             100,000            3.82                 4/11/2008               99,247
                                                              72,000            3.25                 4/21/2008               71,474
-----------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost - $3,060,259)                                                                                3,060,259
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Notes - 6.1%
-----------------------------------------------------------------------------------------------------------------------------------
ANZ National International Ltd.                               23,000            4.51 (a)             9/05/2008               23,000
-----------------------------------------------------------------------------------------------------------------------------------
ASIF Global Financing XXX                                     15,000            4.803 (a)            9/22/2008               15,000
-----------------------------------------------------------------------------------------------------------------------------------
BES Finance Ltd.                                              25,000            4.681 (a)           10/01/2008               24,970
-----------------------------------------------------------------------------------------------------------------------------------
Bank of Ireland                                               10,000            3.944 (a)            9/19/2008               10,000
-----------------------------------------------------------------------------------------------------------------------------------
Cullinan Finance Corp.                                        26,825            3.356 (a)(c)         6/25/2008               26,824
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                     53,300            4.286 (a)            9/12/2008               53,300
-----------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp.                                            39,000            3.824 (a)            8/22/2008               39,000
-----------------------------------------------------------------------------------------------------------------------------------
MetLife Global Funding I                                      13,000            4.336 (a)            9/12/2008               13,000
                                                              17,000            4.57 (a)            10/06/2008               17,000
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Building Society                                   13,000            4.992 (a)            7/28/2008               13,000
-----------------------------------------------------------------------------------------------------------------------------------
Northern Rock Plc                                             23,000            5.236 (a)            7/08/2008               23,000
-----------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group Plc                              75,000            5.008 (a)            9/26/2008               75,000
-----------------------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp.                                         11,000            5.201 (a)           10/10/2008               11,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Corporate Notes (Cost - $344,094)                                                                                     344,094
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund of
Merrill Lynch Retirement Series Trust
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                                                                Face            Interest              Maturity
Issue                                                         Amount            Rate*                   Date               Value
-----------------------------------------------------------------------------------------------------------------------------------
Funding Agreements - 3.0%
-----------------------------------------------------------------------------------------------------------------------------------
Genworth Life Insurance Co. (b)                             $ 50,000            4.59 (a)(b)   %      6/09/2008          $    50,000
                                                              20,000            4.791(a)(b)         12/01/2008               20,000
-----------------------------------------------------------------------------------------------------------------------------------
Jackson National Life Insurance Co. (b)                       35,000            4.691 (a)(b)         5/01/2008               35,000
-----------------------------------------------------------------------------------------------------------------------------------
MetLife Insurance Co. of  Connecticut (b)                     20,000            4.671 (a)(b)         3/03/2008               20,000
-----------------------------------------------------------------------------------------------------------------------------------
New York Life Insurance Co. (b)                               40,000            5.181 (a)(b)         4/14/2008               40,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Funding Agreements (Cost - $165,000)                                                                                  165,000
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency & Instrumentality Obligations - Non-Discount - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Banks                                     15,000            3.909 (a)            2/20/2008               15,000
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency & Instrumentality Obligations - Non-Discount (Cost - $15,000)                                   15,000
-----------------------------------------------------------------------------------------------------------------------------------

Face
Amount           Issue
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
$       73,424   Deutsche Bank Securities Inc. purchased on 1/31/2008 to yield 2.85% to 2/01/2008, repurchase price of $73,430, collateralized by Freddie Mac 0% due 2/28/2008, Federal Home Loan Bank 4.65% to
                 4.875% due 11/21/2008 to 12/10/2010 and Fannie Mae 5.50% due 10/18/2019                                     73,424
-----------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost - $73,424)                                                                                 73,424
-----------------------------------------------------------------------------------------------------------------------------------
        Total Investments  (Cost - $5,681,252**) - 101.5%                                                                 5,681,252

        Liabilities in Excess of Other Assets - (1.5%)                                                                      (82,632)
                                                                                                                        -----------
        Net Assets  - 100.0%                                                                                            $ 5,598,620
                                                                                                                        ===========

* Commercial Paper and certain U.S. Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjustable periodically based upon appropriate indexes. The interest rates shown are the rates in effect at January 31, 2008.
**    The cost for federal income tax purposes.
(a)   Floating rate security.
(b) Restricted securities as to resale, representing 2.9% of net assets were as follows:

      -----------------------------------------------------------------------------------------------
                                                  Acquisition
      Issue                                           Date                Cost             Value
      -----------------------------------------------------------------------------------------------
      Genworth Life Insurance Co.:
          4.59% due 6/09/2008                       6/06/2007           $  50,000           $  50,000
          4.791% due 12/01/2008                    12/03/2007              20,000              20,000
      Jackson National Life Insurance Co.,
      4.691% due 5/01/2008                          5/01/2007              35,000              35,000
      MetLife Insurance Co. of
      Connecticut, 4.671%
      due 3/03/2008                                 3/01/2007              20,000              20,000
      New York Life Insurance Co.,
      5.181% due 4/14/2008                          5/22/2007              40,000              40,000
      -----------------------------------------------------------------------------------------------
      Total                                                             $ 165,000           $ 165,000
                                                                        =============================

(c)   Security is illiquid.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Date: March 24, 2008


By: /s/ Neal J. Andrews
    -----------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Date: March 24, 2008